INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2013	2012

Operating loss carry forward	$2,713	$1,153
Reserves and allowances	1,358	308

Deferred tax assets before valuation allowance	4,071	1,461
Valuation allowance	(4,071)	(1,461)

Net deferred tax assets	$-	$-

Comprehensive Income (Loss) [Table Text Block]	Net comprehensive loss (income) before taxes on income is comprised as follows:
	December 31,
	2013	2012	2011

Domestic (Israel)	$10,505	$1,579	$3,929
Foreign (U.S)	(18)	-	-

	$10,487	$1,579	$3,929